Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Entity Information [Abstract]
Entity Registrant Name	Momentive Performance Materials Inc.
Entity Central Index Key	0001405041
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	false